Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
Schedule of Components of Inventory	Inventories at December 31, 2022 and 2021 consisted of the following:

	December 31,
	2022	2021
Raw materials and supplies	$218	$185
Work in process	33	51
Finished goods	248	242
Total	$499	$478